Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) - TWD ($) $ in Millions		12 Months Ended
	Mar. 30, 1999	Dec. 31, 2021	Dec. 31, 2020
Letters of Credit [member]
Disclosure of contingent liabilities [line items]
Amounts available under unused letters of credit		$ 136.7	$ 56.2
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of contingent liabilities [line items]
Equity interest in joint venture	32.00%	39.00%
Minimum collective purchase capacity required		70.00%
Maximum purchase capacity required		28.00%
NXP B.V [member] | Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of contingent liabilities [line items]
Equity interest in joint venture		61.00%
Technical Cooperation Agreement with Industrial Technology Research Institute [member]
Disclosure of contingent liabilities [line items]
Maximum capacity that can be used as per agreement		35.00%
Term of agreement		5 years
Renewal period of agreement		automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice.
Notice period for contract termination		1 year